PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

20.     PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, including improvements, are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life, as follows:

Network and base station equipment:
Network infrastructure	5-44 years
Other	1.5-21 years
Land and buildings:
Buildings	20-150 years
Leasehold improvements	the term of the lease
Office equipment, vehicles and other:
Office equipment	3-21 years
Vehicles	2-7 years
Other	2-25 years

The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between any sale proceeds and the carrying amount of the asset and is recognised in the consolidated statement of profit or loss.

Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Borrowing costs – Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset during the construction phase that necessarily takes a substantial period of time are capitalized as part of property, plant and equipment until the asset is substantially ready for its intended use. The Group considers a construction period of more than six months to be substantial.

The net book value of property, plant and equipment as of December 31, 2018, December 31, 2017, December 31, 2016 and January 1, 2016 was as follows:

				Construction
				in progress
			Office	and
	Network and		equipment,	equipment
	base station	Land and	vehicles and	for
	equipment	buildings	other	installation	Total
Cost
January 1, 2016	542,530	27,321	49,692	28,966	648,509
Additions	1,350	32	—	47,340	48,722
Transferred into use	47,894	1,550	5,278	(54,722)	—
Disposal of UMS (Note 10)	(4,152)	(1,309)	(452)	(2,444)	(8,357)
Transfer to assets held for sale	(1,557)	—	(5)	—	(1,562)
Disposal	(20,321)	(426)	(3,201)	(374)	(24,322)
Other	(118)	(200)	269	55	6
Foreign exchange differences	(17,568)	(1,525)	(2,331)	(1,455)	(22,879)
December 31, 2016	548,058	25,443	49,250	17,366	640,117
Additions	2,094	15	302	57,170	59,581
Transferred into use	48,689	281	4,522	(53,492)	—
Arising on business combinations	10	2	5	—	17
Transfer to assets held for sale	(1,408)	—	(22)	—	(1,430)
Disposal	(27,092)	(684)	(5,460)	(1,315)	(34,551)
Other	327	(69)	(452)	7	(187)
Foreign exchange differences	(4,320)	36	(315)	(242)	(4,841)
December 31, 2017	566,358	25,024	47,830	19,494	658,706
Additions	2,777	4,887	777	63,047	71,488
Transferred into use	48,780	1,807	5,939	(56,526)	—
Arising on business combinations	123	3,912	1,323	18	5,376
Transfer to assets held for sale	(752)	(1,656)	(36)	—	(2,444)
Disposal	(25,963)	(322)	(2,712)	26	(28,971)
Transfer of financial leasing	(10,124)	—	(110)	—	(10,234)
Other	(1,043)	(536)	(319)	—	(1,898)
Foreign exchange differences	12,977	718	1,595	162	15,452
December 31, 2018	593,133	33,834	54,287	26,221	707,475
Accumulated amortisation and impairment
January 1, 2016	(300,509)	(7,455)	(37,883)	—	(345,847)
Charge for the year	(53,371)	(1,262)	(5,323)	—	(59,956)
Disposal of UMS (Note 10)	1,121	62	214	—	1,397
Transfer to assets held for sale	846	—	5	—	851
Disposal	19,126	134	2,768	—	22,028
Other	(222)	(182)	227	—	(177)
Foreign exchange differences	12,061	551	1,816	—	14,428
December 31, 2016	(320,948)	(8,152)	(38,176)	—	(367,276)
Charge for the year	(53,258)	(1,114)	(3,929)	—	(58,301)
Impairment	(2,175)	(393)	(295)	(764)	(3,627)
Transfer to assets held for sale	940	—	22	—	962
Disposal	24,248	284	5,053	—	29,585
Other	(458)	33	395	—	(30)
Foreign exchange differences	2,892	(79)	231	—	3,044
December 31, 2017	(348,759)	(9,421)	(36,699)	(764)	(395,643)
Charge for the year	(50,056)	(941)	(4,126)	—	(55,123)
Arising on business combinations	(13)	(368)	(922)	—	(1,303)
Impairment	—	361	151	—	512
Transfer to assets held for sale	223	455	37	—	715
Disposal	25,116	175	2,464	—	27,755
Transfer of financial leasing	2,070	—	41	—	2,111
Other	553	22	309	—	884
Foreign exchange differences	(9,148)	(500)	(1,292)	—	(10,940)
December 31, 2018	(380,014)	(10,217)	(40,037)	(764)	(431,032)
Net book value
January 1, 2016	242,021	19,866	11,809	28,966	302,662
December 31, 2016	227,110	17,291	11,074	17,366	272,841
December 31, 2017	217,599	15,603	11,131	18,730	263,063
December 31, 2018	213,119	23,617	14,250	25,457	276,443

The amount of the compensation from third parties for items of property, plant and equipment that were accidentally damaged during construction in Moscow for the years ended December 31, 2018, 2017 and 2016 totaled RUB 1,304 million, RUB 1,231 million and RUB 1,350 million, respectively. This was included in the accompanying consolidated statements of profit or loss as component of other operating income.